Significant Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2024
Significant Judgments, Estimates And Assumptions [Abstract]
Significant Judgments, Estimates and Assumptions	Significant Judgments, Estimates, and Assumptions
The preparation of our consolidated financial statements in conformity with IFRS requires us to make judgments, estimates, and assumptions that affect the application of accounting policies, the reported amount, and disclosures in our consolidated financial statements and accompanying notes. Management makes estimates based on our best knowledge of current events and actions that the Company may undertake in the future. We consider the potential impact of certain external factors outside of our control, including global political conflicts, supply chain disruptions, inflation, fluctuating interest rates, and liquidity, when making certain estimates and judgments relating to the preparation of these consolidated financial statements. Estimates and underlying assumptions are reviewed on an ongoing basis. Actual results could differ from these estimates, and such differences could be material.
Significant estimates made by management affecting our consolidated financial statements include:
Revenue recognition
We entered into a Licensing Agreement which provides, among other payments, upfront license fees in exchange for a regional license to our intellectual property. Management uses its judgment in applying the input method when determining the extent of progress toward completion of the performance obligation. Revenue recognition requires assumptions and estimates regarding total estimated costs, the complexity of the work to be performed, and the length of time to complete the performance obligation, among other variables.
Clinical trial and manufacturing expenses
Clinical trial and manufacturing expenses represent significant components of our research and development expenses, and we outsource a significant portion of these activities to third-party contract research/manufacturing organizations. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven payment flows to these organizations. Payments under the contracts depend on factors such as achieving certain milestones. As part of preparing the consolidated financial statements, we estimate the expense to recognize based on services that the contract research/manufacturing organizations have performed. When making these estimates, we use operational and contractual information from third-party service providers, operational data from internal personnel, and considerable judgment. We base our estimates on the best information available at the time. However, additional information may become available to us which may allow us to make a more accurate estimate in future periods. In this event, we may be required to record adjustments to research and development expenses in future periods when the actual level of activity becomes more certain. Such increases or decreases in cost are generally considered to be changes in estimates and will be reflected in research and development expenses in the period identified.
Valuation of share-based compensation
Estimating the fair value of share-based compensation requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life, volatility, and dividend yield, and making assumptions about them. The assumptions and inputs used for estimating fair value of share-based compensation are disclosed in note 11.
Valuation of warrant derivative
Estimating the fair value of the warrant derivative at initial measurement, at each exercise date and at each reporting period requires determining the most appropriate valuation model. This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life, volatility, and dividend yield, and making assumptions about them. The assumptions and inputs used for estimating fair value for warrant derivative issued are disclosed in note 9.
Income taxes
Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Currently, we are accumulating tax loss carry-forward balances in various tax jurisdictions creating a deferred tax asset. Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Management's judgment is required to determine the amount of deferred tax assets that can be recognized based on the likely timing and the level of future taxable profits together with future tax planning strategies.
To date, we have determined that none of our deferred tax assets should be recognized. Our deferred tax assets are mainly comprised of our net operating losses from prior years, prior year research and development expenses, and non-refundable investment tax credits. These tax pools relate to entities that have a history of losses, have varying expiry dates, and may not be used to offset taxable income within our other subsidiaries. There are also no taxable temporary differences or any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets.
Functional currency
We assess the relevant factors related to the primary economic environment in which our entities operate to determine the functional currency. Where the assessment of primary indicators are mixed, we assess the secondary indicators, including the relationship between the foreign operations and reporting entity.